Risk management - NII-at-Risk banking book per currency - year one (Details) - NII-at-Risk - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Ramped Unfloored Parallel Downward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	€ (142)	€ (226)
Ramped Unfloored Parallel Downward | Euro
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(119)	(181)
Ramped Unfloored Parallel Downward | US dollar
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(1)	(23)
Ramped Unfloored Parallel Downward | Other currency
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(23)	(23)
Ramped Unfloored Parallel Upward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	142	232
Ramped Unfloored Parallel Upward | Euro
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	114	179
Ramped Unfloored Parallel Upward | US dollar
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	2	23
Ramped Unfloored Parallel Upward | Other currency
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	€ 27	€ 30